Risk management - Outstandings by economic sectors and geographical area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 04, 2022
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 931,552	€ 938,061
Increase (decrease) in portfolio size	(6,500)
Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 715,602	714,997
Percentage of total outstandings	99.00%
Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 197,949	203,786
Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,327	7,569
Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	11,673	11,708
Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 213,486	€ 218,548
Overall portfolio percent	21.80%	22.00%
Increase (decrease) in portfolio size	€ (4,200)
Netherlands | Private Individuals
Disclosure of credit risk exposure [line items]
Percentage of total outstandings	63.90%	62.50%
Netherlands | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 170,067	€ 174,971
Netherlands | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	40,399	40,325
Netherlands | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 1,433	1,508
Percentage of total outstandings	0.70%
Netherlands | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 1,587	€ 1,743
Percentage of total outstandings	0.70%	0.80%
Netherlands | Investment grade and non-investment grade
Disclosure of credit risk exposure [line items]
Percentage of total outstandings	98.60%	98.50%
Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 115,921	€ 116,580
Belgium | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	71,730	76,244
Belgium | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	40,236	36,036
Belgium | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 799	€ 984
Percentage of total outstandings	0.70%	0.80%
Belgium | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 3,156	€ 3,316
Percentage of total outstandings	2.70%	2.80%
Belgium | Investment grade and non-investment grade
Disclosure of credit risk exposure [line items]
Percentage of total outstandings	96.60%	96.30%
Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 155,067	€ 152,730
Germany | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	136,675	130,285
Germany | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16,929	20,967
Germany | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	349	579
Germany | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,114	899
Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	49,317	43,229
Poland | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	31,772	27,501
Poland | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	15,785	14,596
Poland | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	830	422
Poland | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	929	710
Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	38,240	36,237
Spain | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	29,583	28,556
Spain | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,134	7,330
Spain | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	230	105
Spain | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	293	246
United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	28,974	28,179
United Kingdom | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	24,299	23,160
United Kingdom | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,508	4,634
United Kingdom | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2	41
United Kingdom | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 165	€ 344
Credit grade percentage	0.60%	1.20%
Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 29,363	€ 31,720
Luxembourg | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	24,083	26,053
Luxembourg | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,013	5,442
Luxembourg | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	105	80
Luxembourg | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	162	145
France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	24,650	23,576
France | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	18,692	17,545
France | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,713	5,814
France | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	122	16
France | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	124	201
Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	85,558	96,989
Rest of Europe | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	56,404	64,884
Rest of Europe | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	25,967	27,617
Rest of Europe | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,983	2,903
Rest of Europe | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,205	1,584
America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	81,114	82,786
America | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	63,652	64,206
America | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16,003	17,615
America | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	245	311
America | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,213	654
Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	52,374	48,989
Asia | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	44,481	39,903
Asia | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,770	7,638
Asia | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	72	124
Asia | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,051	1,325
Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	55,389	56,116
Australia | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	44,139	41,476
Australia | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,715	13,914
Australia | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	132	257
Australia | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	403	470
Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,098	2,381
Africa | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	24	213
Africa | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,776	1,858
Africa | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	26	239
Africa | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 272	€ 72
Credit grade percentage	13.00%	3.00%
Italy
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 18,700
Romania
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	11,500
Switzerland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	11,200
Türkiye
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,200
Russia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 4,700	€ 300	€ 6,700
Europe | Performing restructuring
Disclosure of credit risk exposure [line items]
Credit grade percentage	2.30%	3.00%
USA | Non-performing loans
Disclosure of credit risk exposure [line items]
Credit grade percentage	1.50%	0.80%
Asia | Non-performing loans
Disclosure of credit risk exposure [line items]
Credit grade percentage	2.00%	2.70%
Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 361,387	€ 354,831
Private Individuals | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	116,530	114,625
Private Individuals | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	44,637	44,193
Private Individuals | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	103,151	101,529
Private Individuals | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	14,860	13,767
Private Individuals | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	25,452	24,865
Private Individuals | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	128	138
Private Individuals | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,347	3,486
Private Individuals | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,472	2,731
Private Individuals | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	14,179	13,654
Private Individuals | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	149	161
Private Individuals | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	121	131
Private Individuals | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	36,340	35,528
Private Individuals | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	20	24
Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	94,147	105,043
Central Banks | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	31,017	35,202
Central Banks | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,756	14,338
Central Banks | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	18,945	21,041
Central Banks | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,530	1,060
Central Banks | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	489	347
Central Banks | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,335	427
Central Banks | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,853	6,820
Central Banks | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		35
Central Banks | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,166	18,092
Central Banks | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Central Banks | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,668	4,962
Central Banks | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,379	2,695
Central Banks | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9	24
Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	42,394	46,549
Natural Resources | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,623	3,084
Natural Resources | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,346	1,356
Natural Resources | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,017	809
Natural Resources | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	685	746
Natural Resources | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	129	169
Natural Resources | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,789	4,442
Natural Resources | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,511	2,764
Natural Resources | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	429	470
Natural Resources | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,608	12,154
Natural Resources | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,237	8,771
Natural Resources | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,785	10,398
Natural Resources | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	941	1,028
Natural Resources | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	295	361
Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	51,515	52,513
Real Estate | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16,907	17,586
Real Estate | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,986	10,112
Real Estate | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,111	1,388
Real Estate | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,184	2,374
Real Estate | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,551	1,391
Real Estate | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	420	413
Real Estate | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,563	3,797
Real Estate | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,901	3,155
Real Estate | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,492	3,378
Real Estate | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,323	3,474
Real Estate | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,367	1,180
Real Estate | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,709	4,263
Real Estate | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2
Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	46,040	50,862
Commercial Banks | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,217	1,358
Commercial Banks | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	404	265
Commercial Banks | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,050	3,974
Commercial Banks | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	601	551
Commercial Banks | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	353	402
Commercial Banks | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,488	4,933
Commercial Banks | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,070	4,480
Commercial Banks | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,155	4,371
Commercial Banks | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,757	6,368
Commercial Banks | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,833	9,945
Commercial Banks | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,182	12,041
Commercial Banks | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	719	1,765
Commercial Banks | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	210	409
Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	57,889	56,594
Non-Bank Financial Institutions | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,573	2,710
Non-Bank Financial Institutions | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,457	1,041
Non-Bank Financial Institutions | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,710	5,054
Non-Bank Financial Institutions | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,532	2,299
Non-Bank Financial Institutions | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	652	99
Non-Bank Financial Institutions | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,837	8,229
Non-Bank Financial Institutions | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,631	4,489
Non-Bank Financial Institutions | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,274	3,220
Non-Bank Financial Institutions | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,269	4,495
Non-Bank Financial Institutions | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	20,118	19,971
Non-Bank Financial Institutions | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,884	4,091
Non-Bank Financial Institutions | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	950	896
Non-Bank Financial Institutions | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	52,621	49,356
Central Governments | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,620	3,342
Central Governments | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,046	7,716
Central Governments | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	699	1,179
Central Governments | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,614	6,578
Central Governments | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,491	4,578
Central Governments | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	41	46
Central Governments | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	79	175
Central Governments | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,255	1,797
Central Governments | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,384	8,444
Central Governments | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,752	13,979
Central Governments | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	520	333
Central Governments | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	526	636
Central Governments | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	593	551
Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	32,890	30,982
Transportation & Logistics | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,860	3,967
Transportation & Logistics | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,198	2,183
Transportation & Logistics | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,277	608
Transportation & Logistics | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,598	1,300
Transportation & Logistics | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	658	690
Transportation & Logistics | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,113	1,787
Transportation & Logistics | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	596	583
Transportation & Logistics | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	784	733
Transportation & Logistics | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,177	7,808
Transportation & Logistics | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,511	3,378
Transportation & Logistics | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,044	6,806
Transportation & Logistics | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	456	531
Transportation & Logistics | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	618	608
Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	25,509	24,698
Utilities | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,419	1,551
Utilities | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,634	1,630
Utilities | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,516	2,814
Utilities | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	792	679
Utilities | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	912	1,227
Utilities | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,723	2,953
Utilities | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	480	572
Utilities | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	619	980
Utilities | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,469	4,302
Utilities | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,424	4,347
Utilities | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,306	1,545
Utilities | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,041	1,897
Utilities | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	173	200
Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	23,386	23,623
Food, Beverages & Personal Care | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,138	7,249
Food, Beverages & Personal Care | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,127	3,002
Food, Beverages & Personal Care | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	550	573
Food, Beverages & Personal Care | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,242	2,334
Food, Beverages & Personal Care | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	490	475
Food, Beverages & Personal Care | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	540	739
Food, Beverages & Personal Care | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,505	1,667
Food, Beverages & Personal Care | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,250	469
Food, Beverages & Personal Care | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,455	2,668
Food, Beverages & Personal Care | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,652	3,245
Food, Beverages & Personal Care | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,140	942
Food, Beverages & Personal Care | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	281	248
Food, Beverages & Personal Care | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	18	13
Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	22,023	22,546
Services | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,073	4,819
Services | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,463	8,816
Services | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,725	1,254
Services | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,325	1,101
Services | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	71	67
Services | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	745	685
Services | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	502	808
Services | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	380	1,066
Services | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,052	1,120
Services | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,576	1,821
Services | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	469	357
Services | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	642	632
Services | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	21,126	20,865
General Industries | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,746	5,430
General Industries | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,604	2,689
General Industries | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,193	1,007
General Industries | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,827	2,849
General Industries | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	333	311
General Industries | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	199	330
General Industries | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	649	604
General Industries | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	287	245
General Industries | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,661	3,152
General Industries | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,848	2,926
General Industries | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	761	1,311
General Industries | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	18	9
General Industries | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	23,704	21,666
Lower Public Administration | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	253	272
Lower Public Administration | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,607	5,638
Lower Public Administration | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,349	5,197
Lower Public Administration | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	669	644
Lower Public Administration | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	350	200
Lower Public Administration | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Lower Public Administration | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	249	313
Lower Public Administration | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,488	3,126
Lower Public Administration | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	356	402
Lower Public Administration | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,550	1,310
Lower Public Administration | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7
Lower Public Administration | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,826	4,564
Lower Public Administration | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Other
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	76,922	77,932
Other | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16,510	17,353
Other | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,657	13,602
Other | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,774	6,302
Other | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,858	6,946
Other | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,309	1,416
Other | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,615	3,058
Other | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,326	1,164
Other | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,356	1,179
Other | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,532	10,952
Other | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,141	9,457
Other | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,120	4,891
Other | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,562	1,424
Other | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 163	€ 188